Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 932	$ 792
Additions	204	175
Claims paid	(201)	(162)
Currency translation adjustment and other	24	1
Balance at end of period	$ 959	$ 806